Financial instruments - classification - Amount receivable under finance leases (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Amount receivable under finance leases
Lease payments total	£ 9,251	£ 9,368
Unguaranteed residual values	(171)	(225)
Future drawdowns	(13)	(21)
Unearned income	(889)	(891)
Present value of lease payments	8,520	8,681
Impairments	(118)	(150)
Net investment in finance lease	8,402	8,531
Within 1 year
Amount receivable under finance leases
Lease payments total	3,235	3,272
1 to 2 years
Amount receivable under finance leases
Lease payments total	2,254	2,044
2 to 3 years
Amount receivable under finance leases
Lease payments total	1,388	1,443
3 to 4 years
Amount receivable under finance leases
Lease payments total	833	757
4 to 5 years
Amount receivable under finance leases
Lease payments total	411	429
After 5 years
Amount receivable under finance leases
Lease payments total	£ 1,130	£ 1,423